III. Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Disclosure of effect of changes in foreign exchange rates [text block]
All amounts Long / (Short) in thousands of U.S. dollars	As of December 31,
Currency Exposure / Functional currency	2020	2019
Argentine Peso / U.S. dollar	(39,561)	(95,811)
Euro / U.S. dollar	(291,362)	(103,518)
Saudi Arabian Riyal / U.S. dollar	(125,789)	(107,582)

Disclosure of financial instruments by type of interest rate [text block]
	As of December 31,
	2020		2019
	Amount in thousands of U.S. dollars	%	Amount in thousands of U.S. dollars	%
Fixed rate (*)	237,320	38%	768,002	93%
Variable rate	381,687	62%	54,150	7%
Total	619,007		822,152

Disclosure of fair value of financial instruments [text block]
	Carrying amount	Measurement Categories			At Fair Value
December 31, 2019		Amortized Cost	FVOCI	FVPL	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	1,554,299	387,602	-	1,166,697	1,166,697	-	-
Other investments	210,376	65,874	144,502	-	134,990	9,512	-
Fixed income (time-deposit, zero coupon bonds, commercial papers)	65,874	65,874	-	-	-	-	-
Certificates of deposits	20,637	20,637	-	-	-	-	-
Commercial papers	4,993	4,993	-	-	-	-	-
Other notes	40,244	40,244	-	-	-	-	-
Bonds and other fixed income	144,502	-	144,502	-	134,990	9,512	-
U.S. government securities	10,211	-	10,211	-	10,211	-	-
Non - U.S. government securities	28,637	-	28,637	-	19,125	9,512	-
Corporates securities	105,654	-	105,654	-	105,654	-	-
Derivative financial instruments	19,929	-	-	19,929	-	19,929	-
Other Investments Non-current	24,934	-	18,012	6,922	18,012	-	6,922
Bonds and other fixed income	18,012	-	18,012	-	18,012	-	-
Other investments	6,922	-	-	6,922	-	-	6,922
Trade receivables	1,348,160	1,348,160	-	-	-	-	-
Receivables C and NC (*)	261,678	93,239	48,659	-	-	-	48,659
Other receivables	141,898	93,239	48,659	-	-	-	48,659
Other receivables (non-financial)	119,780	-	-	-	-	-	-
Total		1,894,875	211,173	1,193,548	1,319,699	29,441	55,581
Liabilities
Borrowings C and NC	822,152	822,152	-	-	-	-	-
Trade payables	555,887	555,887	-	-	-	-	-
Finance Lease Liabilities C and NC	230,167	230,167	-	-	-	-	-
Derivative financial instruments	1,814	-	-	1,814	-	1,814	-
Total		1,608,206	-	1,814	-	1,814	-
	Carrying Amount	Measurement Categories			At Fair Value
December 31, 2020		Amortized Cost	FVOCI	FVPL	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	584,681	486,498	-	98,183	98,183	-	-
Other investments	872,488	763,697	108,791	-	108,791	-	-
Fixed income (time-deposit, zero coupon bonds, commercial papers)	763,697	763,697	-	-	-	-	-
U.S. Sovereign Bills	97,982	97,982	-	-	-	-	-
Non - U.S. Sovereign Bills	14,586	14,586	-	-	-	-	-
Certificates of deposits	222,132	222,132	-	-	-	-	-
Commercial papers	268,737	268,737	-	-	-	-	-
Other notes	160,260	160,260	-	-	-	-	-
Bonds and other fixed income	108,791	-	108,791	-	108,791	-	-
Non - U.S. government securities	20,219	-	20,219	-	20,219	-	-
Corporates securities	88,572	-	88,572	-	88,572	-
Derivative financial instruments	11,449	-	-	11,449	-	11,449	-
Other Investments Non-current	247,082	-	239,422	7,660	239,422	-	7,660
Bonds and other fixed income	239,422	-	239,422	-	239,422	-	-
Other investments	7,660	-	-	7,660	-	-	7,660
Trade receivables	968,148	968,148	-	-	-	-	-
Receivables C and NC (*)	232,152	90,330	48,659	-		-	48,659
Other receivables	138,989	90,330	48,659	-	-	-	48,659
Other receivables (non-financial)	93,163	-	-	-	-	-	-
Total		2,308,673	396,872	117,292	446,396	11,449	56,319
Liabilities
Borrowings C and NC	619,007	619,007	-	-	-	-	-
Trade payables	462,105	462,105	-	-	-	-	-
Finance Lease Liabilities C and NC	257,343	257,343	-	-	-	-	-
Derivative financial instruments	3,217	-	-	3,217	-	3,217	-
Total		1,338,455	-	3,217	-	3,217	-

Disclosure of fair value measurement [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019
At the beginning of the year	55,581	52,985
(Decrease) / Addition	(3,604)	2,933
Increase due to business combinations	3,915	-
Currency translation adjustment and others	427	(337)
At the end of the year	56,319	55,581